FINANCIAL RISK MANAGEMENT ACTIVITIES - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		$ 48	$ 48
Derivative financial liabilities	$ 0	0	15
Borrowings	2,044	1,984	2,239	$ 1,983
Joint venture loan receivable	333	463	506
Doropo
Disclosure of detailed information about financial instruments [line items]
Deferred consideration asset - Doropo	110
Level 3
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	333	463	506
Level 3 | Doropo
Disclosure of detailed information about financial instruments [line items]
Deferred consideration asset - Doropo	110	0	0
Level 3 | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	299	243	501
Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Joint venture loan receivable	333	463	506
Level 3 | Recurring fair value measurement | Doropo
Disclosure of detailed information about financial instruments [line items]
Deferred consideration asset - Doropo	110	0	0
Level 3 | Recurring fair value measurement | Borrowings - Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	299	243	501
Level 2 | Zero-cost collar contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0	15
Level 2 | Recurring fair value measurement | Zero-cost collar contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	0	0	15
Level 1 | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,745	1,741	1,738
Level 1 | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	11	53	0
Level 1 | Recurring fair value measurement | Borrowings - Rated bonds
Disclosure of detailed information about financial instruments [line items]
Borrowings	1,729	1,631	1,567
Level 1 | Recurring fair value measurement | Listed equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	11	53	0
Mponeng
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	23	23
Mponeng | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	23	23	26
Mponeng | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	23	23	26
Gramalote
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	18	25
Gramalote | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	18	25	22
Gramalote | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	18	25	22
Mansala
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	23
Mansala | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	23	0	0
Mansala | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	23	0	0
ABC
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	14
ABC | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	14	0	0
ABC | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	14	0	0
MSG
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	44
MSG | Level 3
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	44	0	0
MSG | Level 3 | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 44	$ 0	$ 0